Offerings	Apr. 09, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.00001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 90,016,252.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,431.24
Offering Note	An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of securities is being registered as may be issued from time to time upon conversion of or exchange for any preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to any anti-dilution adjustments with respect to any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Includes rights to acquire common stock or preferred stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan. The proposed maximum per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. The registration fee has been calculated in accordance with Rule 457(o) under the Securities Act. Estimated solely for the purpose of calculating the registration fee. Separate consideration may or may not be received for securities that are issuable upon the conversion or exercise of, or in exchange for, other securities offered hereby. The aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $300,000,000 (including in connection with the offering, issuance and sale of up to $79,983,749.80 of the registrant's common stock pursuant to this registration statement and that certain Open Market Sales Agreement, dated as of April 9, 2026, by and between the registrant and Jefferies LLC.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	14,035,104
Proposed Maximum Offering Price per Unit	3.23
Maximum Aggregate Offering Price	$ 45,333,385.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,260.54
Offering Note	With respect to the secondary offering, the registration fee has been calculated in accordance with Rule 457(c) under the Securities Act, based upon $3.23, which is the average of the high and low selling prices per share of registrant's common stock as reported on Nasdaq Global Select Market on April 2, 2026. Consists of (i) 8,245,611 shares of common stock held by selling securityholders and (ii) 5,789,493 shares of common stock issuable upon exercise of pre-funded warrants held by selling securityholders. In addition, pursuant to Rule 416 under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271174
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.00001 par value per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-271174
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-271174
Carry Forward Initial Effective Date	Apr. 13, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 209,983,747.80
Carry Forward Form Type	S-3
Carry Forward File Number	333-271174
Carry Forward Initial Effective Date	Apr. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,140.21
Offering Note	The registrant previously registered the offer and sale of securities having a maximum aggregate offering price of $300,000,000 (including the offering, issuance and sale of up to $100,000,000 of the registrant's common stock pursuant to a sales agreement, dated as of April 6, 2023, by and between the registrant and Cowen and Company, LLC, which was assigned to TD Securities (USA) LLC) pursuant to a registration statement on Form S-3 (File No. 333-271174) initially filed with the Securities and Exchange Commission on April 6, 2023 (the "Expiring Registration Statement") and, in connection therewith, paid a filing fee of $33,060. Of such securities, an aggregate of $209,983,747.80 remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $23,140.21 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Expiring Registration Statement) is hereby carried forward to be applied to the Unsold Securities and no additional filing fee is due with respect to such Unsold Securities in connection with the filing of this registration statement. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities pursuant to the Expiring Registration Statement shall be deemed terminated as of the date of the effective date of this registration statement.